CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Shares - par value	$ 1
Preferred Shares - shares authorized	15,000,000	0
Series B Preferred Shares - shares authorized	2,300,000	0
Series B Preferred Shares - shares issued	2,000,000	0
Series B Preferred Shares - shares outstanding	2,000,000	0
Common Stock - par value	$ 1	$ 1
Common Stock - shares authorized	85,000,000	100,000,000
Common Stock - shares issued	56,443,327	56,443,327
Common Stock - shares outstanding	56,443,327	56,443,327